CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
Accounts and notes payable	¥ 772,151	¥ 317,454
Advances from customers	11,537	29,833
Accrued expenses and other liabilities-current portion	168,127	170,814
VIEs
Accounts and notes payable | ¥	4,320	0
Accrued expenses and other liabilities-current portion | ¥	1,046	43,914
Third parties
Accounts and notes receivable | ¥	9,786	16,627
Related party
Accounts and notes receivable | ¥	1,178	4
Accounts and other receivables | ¥	¥ 1	¥ 0
Class A ordinary shares
Common stock, shares authorized	4,800,000,000	4,800,000,000
Common stock, shares issued	101,059,544	101,902,544
Common stock, shares outstanding	101,059,544	101,902,544
Class B ordinary shares
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	102,764,550	102,764,550
Common stock, shares outstanding	102,764,550	102,764,550